Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                      November 7, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:      The Alliance Stock Funds:
                 Alliance All-Asia Investment Fund, Inc.
                 (File Nos.  33-84270 and 811-08776)
                 Alliance Greater China '97 Fund, Inc.
                 (File Nos.  333-26229 and 811-08201)
                 Alliance International Premier Growth Fund, Inc.
                 (File Nos.  333-41375 and 811-08527)
                 Alliance Mid-Cap Growth Fund, Inc.
                 (File Nos. 2-10768 and 811-00204)
                 Alliance Premier Growth Fund, Inc.
                 (File Nos.  33-49530 and 811-06730)
                 Alliance Technology Fund, Inc.
                 (File Nos.  2-70427 and 811-03131)
                 The Alliance Portfolios
                 (File Nos.  33-12988 and 811-05088)

Ladies and Gentlemen:

     On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2002.

                                      Sincerely,


                                      /s/ Nora L. Sheehan
                                      ----------------------
                                          Nora L. Sheehan

00250.0157 #361722